Income Taxes	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
INCOME TAXES

15. INCOME TAXES

The provision for income taxes differs from the amount computed by applying the cumulative Canadian federal and provincial income tax rates to the loss before income tax provision due to the following:

	Years ended June 30,
	2023	2022
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(8,100,132)	$(6,471,668)

Income tax recovery computed at Canadian statutory rates	(2,187,036)	(1,747,348)
Foreign tax rates different from statutory rate	(178,193)	234,160
Permanent items and other	1,169,318	459,813
Change in unrecognized deferred tax assets	1,195,911	1,053,375
	$-	$-

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profit is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arise. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	June 30, 2023	June 30, 2022
Non-capital loss carry forward	$16,926,886	$13,633,304
Capital loss carry forward	19,072,271	19,596,218
Plant and equipment	217,340	190,799
Equity investments	568,995	408,622
Share issuance cost	506,890	1,041,630
	$37,292,382	$34,870,573

As of June 30, 2023, the Company has the following net operating losses, expiring various years to 2043 and available to offset future taxable income in Canada, Bolivia and China, respectively:

	Canada	Bolivia	China
2023	-	22,571	-
2024	-	115,876	-
2026	-	763,735	-
2027	-	1,312,466	-
2028	-	1,787,409	-
2032	-	-	251,040
2033	-	-	24,935
2041	3,251,360	-	-
2042	3,496,560	-	-
2043	5,900,934	-	-
	$12,648,854	$4,002,057	$275,975

As at June 30, 2023, the Company had capital loss carry forward of $19,072,271 that can be carried indefinitely in Canada (June 30, 2022 - $19,596,218).